Impact of Change in Accounting Principle in Consolidated Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs	$ 374	$ 575	$ 65
Federal income tax expense (benefit)	313	99	(427)	[1]
Net Income (loss) attributable to Nationwide Life Insurance Company	1,110	661	(366)
Originally Reported [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs			76
Other expenses, net of deferrals			620	[2]
Federal income tax expense (benefit)			(382)
Net Income (loss) attributable to Nationwide Life Insurance Company			(282)
Adjusted [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs			65
Other expenses, net of deferrals			760	[2]
Federal income tax expense (benefit)			(427)
Net Income (loss) attributable to Nationwide Life Insurance Company			(366)
Effect of Change [Member]
Impact of the retrospective change in accounting principle on the consolidated statements of operations
Amortization of deferred policy acquisition costs, effect of change			11
Other expenses, net of deferrals, effect of change			(140)	[2]
Federal income tax (benefit) expense, effect of change			45
Net loss attributable to Nationwide Life Insurance Company, effect of change			$ (84)

[1]	The balances reflect a change in accounting principle, as described in Note 2.
[2]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.